Note 9 - Related Party Transactions - Transaction Between Related Parties (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current and former directors, officers and companies controlled by them [member]
Statement Line Items [Line Items]
Current and former directors, officers and companies controlled by them	$ 86,980	$ 112,975	$ 99,027